Employees and directors, Incentive Plan 2005 (Details) $ / shares in Units, $ in Millions	12 Months Ended				18 Months Ended
	Oct. 31, 2020 USD ($) shares yr $ / shares	Oct. 31, 2020 £ / shares	Oct. 31, 2019 USD ($) shares yr	Oct. 31, 2019 £ / shares	Oct. 31, 2018 USD ($) shares	Oct. 31, 2020 shares £ / shares	Jan. 31, 2020 shares £ / shares	Oct. 31, 2019 shares £ / shares	Oct. 31, 2018 shares £ / shares
Number of Awards [Abstract]
Exercised (in shares) | shares	(18,856,680)		(14,533,973)		(18,156,060)
Outstanding at ending period (in shares) | shares	2,255,000
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Share based compensation charge | $	$ 17.0		$ 68.8		$ 64.3
Number of awards (in shares) | shares	2,255,000					2,255,000
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Unvested share options (in shares) | shares	13,284,000
Description	Various other vesting conditions
Black-Scholes Valuation Model [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Weighted average fair value, options granted (in pounds per share)		£ 2.01		£ 14.54
Share-based plans, significant model [Abstract]
Weighted average share price at the grant date (in pounds per share)		2.01		14.54
Incentive Plan 2005 [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares) | shares	9,227,000		5,620,000
Exercised (in shares) | shares	(734,000)		(3,410,000)
Forfeited/lapsed (in shares) | shares	(2,100,000)		(545,000)
Granted (in shares) | shares	7,829,000		7,562,000
Outstanding at ending period (in shares) | shares	14,222,000		9,227,000		5,620,000
Exercisable at ending period (in shares) | shares						938,000		1,416,000
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)		0.06		0.14
Exercised (in pounds per share)		0.01		0.17
Forfeited (in pounds per share)		0.22		0.27
Granted (in pounds per share)		0		0
Outstanding at period end (in pounds per share)		0		0.06
Exercisable at ending period (in pounds per share)						£ 0.04		£ 0.34
Weighted average share price (in pounds per share)		5.26		17.07
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Share based compensation charge | $	$ 9.3		$ 31.1
Defined benefit plan, amount charged to consolidated statement of comprehensive income of national insurance | $	$ 1.3		$ 8.5
Weighted average exercise price (in pounds per share)		0		0.14		£ 0	£ 0	£ 0.06	£ 0.14
Number of awards (in shares) | shares	14,222,000		9,227,000		5,620,000	14,222,000	14,222,000	9,227,000	5,620,000
Weighted average remaining contractual life years	17 years 1 month 6 days		3 years 4 months 24 days
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Free cash flow/ relative TSR growth vesting period	3 years
Term of adjusted EBITDA growth targets	2 years
Cumulative earning per share growth of retail prices index percentage						3.00%
Award vesting percentage						25.00%
Percentage of retail prices index						9.00%
Weighted average fair value, options granted (in pounds per share)		2.50		16.44
Share-based plans, significant model [Abstract]
Weighted average share price at the grant date (in pounds per share)		2.50		16.44
Expected volatility	72.85%
Expected dividend yield	23.76%
Expected option life | yr	2
Annual risk-free interest rate	0.17%
Exercised (in dollars per share)		0.01		0.17
Incentive Plan 2005 [Member] | Bottom of Range [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Term of continued employment	2 years
Cumulative earning per share growth vesting period	3 years
Share-based plans, significant model [Abstract]
Expected volatility			48.91%
Expected dividend yield			4.78%
Expected option life | yr			0.76
Annual risk-free interest rate			0.49%
Incentive Plan 2005 [Member] | Top of Range [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Term of continued employment	3 years
Cumulative earning per share growth vesting period	4 years
Share-based plans, significant model [Abstract]
Expected volatility			49.68%
Expected dividend yield			5.87%
Expected option life | yr			4
Annual risk-free interest rate			1.38%
Incentive Plan 2005 [Member] | Monte-Carlo Simulation Model [Member]
Weighted average exercise prices [Abstract]
Exercised (in pounds per share) | $ / shares	$ 2.67
Share-based plans, significant model [Abstract]
Exercised (in dollars per share) | $ / shares	2.67
Grant date share price (in dollars per share) | $ / shares	$ 4.65
Incentive Plan 2005 [Member] | 0.10 or less [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares) | shares	8,982,000
Outstanding at ending period (in shares) | shares	14,104,000		8,982,000
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)		0.01
Outstanding at period end (in pounds per share)		0		0.01
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)		0.01		0.01		£ 0		£ 0.01
Number of awards (in shares) | shares	14,104,000		8,982,000			14,104,000		8,982,000
Weighted average remaining contractual life years	17 years 2 months 12 days		3 years 4 months 24 days
Incentive Plan 2005 [Member] | 0.10 or less [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)						£ 0.10
Incentive Plan 2005 [Member] | 0.11 - 1.00 [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares) | shares	137,000
Outstanding at ending period (in shares) | shares	118,000		137,000
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)		0.13
Outstanding at period end (in pounds per share)		0.13		0.13
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)		0.13		0.13		£ 0.13		£ 0.13
Number of awards (in shares) | shares	137,000		137,000			118,000		137,000
Weighted average remaining contractual life years	2 years 9 months 18 days		3 years 8 months 12 days
Incentive Plan 2005 [Member] | 0.11 - 1.00 [Member] | Bottom of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)						£ 0.11
Incentive Plan 2005 [Member] | 0.11 - 1.00 [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)						1.00
Incentive Plan 2005 [Member] | 1.01 - 2.00 [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares) | shares	0
Outstanding at ending period (in shares) | shares	0		0
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)		0
Outstanding at period end (in pounds per share)		0		0
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)		0		0		£ 0		£ 0
Number of awards (in shares) | shares	0		0			0		0
Weighted average remaining contractual life years	0 years		0 years
Incentive Plan 2005 [Member] | 1.01 - 2.00 [Member] | Bottom of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)						£ 1.01
Incentive Plan 2005 [Member] | 1.01 - 2.00 [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)						2.00
Incentive Plan 2005 [Member] | 2.01 - 3.00 [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares) | shares	0
Outstanding at ending period (in shares) | shares	0		0
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)		0
Outstanding at period end (in pounds per share)		0		0
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)		0		0		£ 0		£ 0
Number of awards (in shares) | shares	0		0			0		0
Weighted average remaining contractual life years	0 years		0 years
Incentive Plan 2005 [Member] | 2.01 - 3.00 [Member] | Bottom of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)						£ 2.01
Incentive Plan 2005 [Member] | 2.01 - 3.00 [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)						3.00
Incentive Plan 2005 [Member] | 3.01 - 4.00 [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares) | shares	0
Outstanding at ending period (in shares) | shares	0		0
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)		0
Outstanding at period end (in pounds per share)		0		0
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)		0		0		£ 0		£ 0
Number of awards (in shares) | shares	0		0			0		0
Weighted average remaining contractual life years	0 years		0 years
Incentive Plan 2005 [Member] | 3.01 - 4.00 [Member] | Bottom of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)						£ 3.01
Incentive Plan 2005 [Member] | 3.01 - 4.00 [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)						4.00
Incentive Plan 2005 [Member] | More than 4.00 [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares) | shares	108,000
Outstanding at ending period (in shares) | shares	0		108,000
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)		4.02
Outstanding at period end (in pounds per share)		0		4.02
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)		£ 4.02		£ 4.02		£ 0		£ 4.02
Number of awards (in shares) | shares	0		108,000			0		108,000
Weighted average remaining contractual life years	0 years		8 months 12 days
Incentive Plan 2005 [Member] | More than 4.00 [Member] | Bottom of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)						£ 4.00
Free Cash Flow/ Relative TSR Growth [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Unvested share options (in shares) | shares	4,601,000
Description	Awards made with a free cash flow target and relative TSR target over a three-year period.
Continued Employment [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Unvested share options (in shares) | shares	3,528,000
Description	Awards under a continuing employment criteria over a two or three-year period.
Adjusted EBITDA Growth [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Unvested share options (in shares) | shares	2,609,000
Description	Awards made with Adjusted EBITDA growth targets over a two-year period.
Cumulative Earnings per share ("EPS") Growth [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Unvested share options (in shares) | shares	1,862,000
Description	EPS for these awards is defined as Diluted Adjusted EPS. Where the cumulative EPS growth over a three or four-year period is at least equal to RPI plus 3% per annum 25% of awards will vest, with full vesting achieved when the cumulative EPS growth is RPI plus 9% per annum. Straight-line vesting will apply between these points.
Other [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Unvested share options (in shares) | shares	684,000